Document and Entity Information Document	Mar. 15, 2022	Mar. 10, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0001567892
Title of 12(b) Security		Ordinary shares, par value $0.20 per share
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	Mallinckrodt plc
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
City Area Code	1
Local Phone Number	696 0000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Country Region	353